UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VGH Partners, L.L.C.
           ----------------------------------------------------
Address:   260 Franklin Street
           ----------------------------------------------------
           Boston, MA  02110
           ----------------------------------------------------

Form 13F File Number:   28-6158
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey N. Vinik
           --------------------------------------------------
Title:     Senior Managing Member
           --------------------------------------------------
Phone:     (617) 204-5400
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/    Jeffrey N. Vinik           Boston, MA                 02/14/01
------------------------   ------------------------------  ----------
      [Signature]                  [City, State]             [Date]

The securities over which VGH Partners, L.L.C. has shared investment discretion are reported on the Form 13F filed by Jeffrey N. Vinik for the period ended December 31, 2000 and are incorporated herein by reference.

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For this Manager:


     Form 13F File Number            Name
      28-6162                        Jeffrey N. Vinik

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                                     -------------

Form 13F Information Table Entry Total:                      0
                                                     -------------

Form 13F Information Table Value Total:                 $    0
                                                     -------------
                                                       (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None